Nature of Operations and Summary of Significant Accounting Policies - Summary of Consolidated Financial Statements from Variable Interest Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2019	Apr. 23, 2018
Variable Interest Entity [Line Items]
Cash	$ 36,720		$ 1,690
Property and equipment	8,004		6,301
Goodwill	119,542	$ 119,542	398	$ 397
TOTAL ASSETS	289,116		14,382
Current notes payable	1,438		1,207
Notes payable – net of current portion	1,522		0
TOTAL LIABILITIES	30,041		11,875
Total members' equity			2,492
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY	289,116		14,382
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash	0		3
Property and equipment	0		853
Goodwill	$ 0		398
TOTAL ASSETS			1,254
Current notes payable			1,207
Notes payable – net of current portion
TOTAL LIABILITIES			1,207
Total members' equity			47
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY			$ 1,254